Cover	6 Months Ended
Jan. 31, 2025
Entity Addresses [Line Items]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	Black Titan Corporation
Entity Central Index Key	0002034400
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2nd Floor Harbour Centre
Entity Address, Address Line Two	159 Mary Street
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9006
City Area Code	1 (345)
Local Phone Number	947 5854
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Contact Personnel Name	c/o FFP (Corporate Services) Limited
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2nd Floor Harbour Centre
Entity Address, Address Line Two	159 Mary Street
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9006
City Area Code	1 (345)
Local Phone Number	947 5854
Contact Personnel Name	FFP (Corporate Services) Limited